Condensed Interim Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of cash flows [abstract]
Loss for the period before tax	$ (162,243,334)	$ (82,381,141)
Adjustments for:
Depreciation on property and equipment	365,340	38,912
Depreciation of right-of-use assets	703,553	166,349
Gain on disposal of right-of-use assets	(85,636)	0
Amortization of intangible assets	676,750	0
Provision for expected credit losses	2,194,381	426,549
Impairment of financial assets	10,000,890	0
Change in fair value of financial liabilities	(62,324,575)	0
Finance cost	3,725,204	39,554,547
Recapitalization costs	139,609,424	0
Provision for employees' end of service benefits	322,955	193,399
Employee share scheme reserve charges	257,093	22,298,052
Adjustments to reconcile profit (loss)	(66,797,955)	(19,703,333)
Changes in working capital:
Trade and other receivables	(8,114,968)	(1,162,624)
Prepaid expenses and other current assets	(3,988,021)	12,744
Accounts payable, accruals and other payables	1,992,144	1,847,286
Current tax liabilities	518,387	(1,201,799)
Advances to shareholders	0	10,044
Cash flows from (used in) operations	(76,390,413)	(20,197,682)
Payment of employees' end of service benefits	(439,914)	0
Net cash outflow from operating activities	(76,830,327)	(20,197,682)
Cash flow from investing activities
Purchase of property and equipment	(1,191,592)	(53,214)
Purchase of financial assets at fair value through profit or loss	(5,000,010)	0
Capitalized development costs	(1,666,934)	0
Acquisition of subsidiaries, net of cash acquired	(1,463,293)	0
Net cash outflow from investing activities	(9,321,829)	(53,214)
Cash flows from financing activities
Proceeds from issuance of share capital	32,333,801	0
Proceeds from issuance of convertible notes	26,336,000	27,699,900
Proceeds from PIPE subscription	39,664,000	0
Repayment of loan from related party	(35,066)	0
Finance cost paid	(182,996)	(35,712)
Finance lease liabilities paid, net of accretion	(436,677)	(164,178)
Net cash inflow from financing activities	97,679,062	27,500,010
Net increase in cash and cash equivalents	11,526,906	7,249,114
Cash and cash equivalents at the beginning of the period	9,529,723	10,348,732
Effects of exchange rate changes on cash and cash equivalents	(1,752,249)	166,005
Cash and cash equivalents at the end of the period	19,304,380	17,763,851
Non-cash financing and investing activities:
Issuance of shares during the period/year	2,670,178	0
Cost of shares earnouts	(53,268,293)	0
Acquisitions of non-controlling interests	(3,036,641)	0
Costs attributable to the issuance of shares	8,465,508	0
Conversion of convertible notes	145,954,117	0
Property and equipment additions through acquisition of business	(272,461)	0
Intangible assets additions through acquisition of business	$ (8,860,000)	$ 0